Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Mid Cap Growth Portfolio (the "Portfolio") seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class C shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Class C contingent deferred sales charge ("CDSC") is only applicable if you sell your shares within one year after purchase. See "Shareholder Information" for a complete discussion of the CDSC.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of mid cap companies. This policy may be changed without shareholder approval; however you would be notified in writing of any changes. The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2014 was between $204 million and $33 billion. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward. The Portfolio may also use derivative instruments as discussed herein. These derivative instruments will be counted towards the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may invest in privately placed securities. In addition, the Portfolio may invest in convertible securities.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•   Mid Capitalization Companies. Investments in mid cap companies may involve greater risks than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Liquidity. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Portfolio to sell certain securities. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of Class C shares will differ because Class C shares have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund had not commenced offering Class C shares of the Portfolio.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years†
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

†  Class I shares are not offered in this Prospectus. As of the date of this Prospectus, the Fund had not commenced offering Class C shares of the Portfolio. Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class C shares are expected to be lower than the returns for Class I shares of the Portfolio as expenses of Class C shares are estimated to be higher. Return information for the Portfolio's Class C shares will be shown in future prospectuses offering the Portfolio's Class C shares after the Portfolio's Class C shares have a full calendar year of return information to report.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
High Quarter	6/30/09	26.71%
Low Quarter	12/31/08	–26.68%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Class I shares are not offered in this Prospectus.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.68%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's Class C shares will vary from Class I shares' returns.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's Class C shares will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For Periods Ended December 31, 2014)
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.90%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.94%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.43%	[1]
Lipper Mid-Cap Growth Funds Index (reflects no deductions for taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.91%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.72%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.89%	[2]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value ("NAV") at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Advisory Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[4]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	283
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	566
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	566
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[5]
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2005	rr_AnnualReturn2005	18.38%
Annual Return 2006	rr_AnnualReturn2006	10.14%
Annual Return 2007	rr_AnnualReturn2007	22.87%
Annual Return 2008	rr_AnnualReturn2008	(47.22%)
Annual Return 2009	rr_AnnualReturn2009	60.19%
Annual Return 2010	rr_AnnualReturn2010	32.94%
Annual Return 2011	rr_AnnualReturn2011	(6.89%)
Annual Return 2012	rr_AnnualReturn2012	9.49%
Annual Return 2013	rr_AnnualReturn2013	38.35%
Annual Return 2014	rr_AnnualReturn2014	1.33%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.33%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.70%	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.91%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 1990	[5]
Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.21%)	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.20%	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.17%	[5]
Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.30%	[5]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.90%	[5]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.14%	[5]

[1]	The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index is a subset of the Russell 1000 Index and includes approximately 800 of the smallest securities in the Russell 1000 Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[2]	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. There are currently 30 funds represented in this Index.
[3]	The Class C contingent deferred sales charge ("CDSC") is only applicable if you sell your shares within one year after purchase. See "Shareholder Information" for a complete discussion of the CDSC.
[4]	Other expenses have been estimated for the current fiscal year.
[5]	Class I shares are not offered in this Prospectus. As of the date of this Prospectus, the Fund had not commenced offering Class C shares of the Portfolio. Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The returns for Class C shares are expected to be lower than the returns for Class I shares of the Portfolio as expenses of Class C shares are estimated to be higher. Return information for the Portfolio's Class C shares will be shown in future prospectuses offering the Portfolio's Class C shares after the Portfolio's Class C shares have a full calendar year of return information to report.